OTHER OPERATING STATEMENT DATA (NARRATIVE) (Details)	12 Months Ended
	Dec. 31, 2014 states	Dec. 31, 2013	Dec. 31, 2012
Supplementary Insurance Information, by Segment [Line Items]
Number of states with largest share of collected premiums	4
Percentage of total collected premiums (more than for 5%)	5.00%
Number of additional states greater than specified percentage of total collected premiums	0
Percentage of Amount Amortized During Next Five Years [Abstract]
2015	11.00%
2016	10.00%
2017	9.00%
2018	8.00%
2019	7.00%
Average interest accrual rate associated with amortization method of present value of future insurance profits	5.00%	5.00%	5.00%
Florida [Member]
Supplementary Insurance Information, by Segment [Line Items]
Percentage of total collected premiums (more than for 5%)	8.30%
Pennsylvania [Member]
Supplementary Insurance Information, by Segment [Line Items]
Percentage of total collected premiums (more than for 5%)	6.70%
California [Member]
Supplementary Insurance Information, by Segment [Line Items]
Percentage of total collected premiums (more than for 5%)	5.40%
Texas [Member]
Supplementary Insurance Information, by Segment [Line Items]
Percentage of total collected premiums (more than for 5%)	5.30%